Liability warrants (Details 2)	1 Months Ended	12 Months Ended
	Sep. 21, 2021	Dec. 31, 2021
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Remaining term		5 years
Expected volatility		48.00%
Risk-free interest rate		1.08%
G R N V Sponsor Private Warrants [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Remaining term		4 years 7 months 13 days
Expected volatility		40.00%
Risk-free interest rate		1.20%
G R N V Underwriter Private Warrants [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Remaining term	3 years 2 months 1 day
Expected volatility	17.50%
Risk-free interest rate	0.50%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Dividend Rate	0.00%